INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 0	$ 0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(16,438,000)	(472,000)
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(16,202,000)	(12,443,000)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(37,151,000)	(19,761,000)
Balance of purchase price related to the acquisition of the dealership rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	577,000
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	16,051,000	12,719,000
Non-capital losses carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	50,100,000	15,674,000
Research and development expenditures carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	0	874,000
Deferred financing cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(282,000)	(182,000)
Financing fees and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 3,922,000	$ 3,014,000